Aug. 24, 2016
Brookfield Real Assets Debt Fund
Brookfield Real Assets Debt Fund

BROOKFIELD INVESTMENT FUNDS

Brookfield Real Assets Debt Fund

Supplement dated August 24, 2016, to the Prospectus for the Class A Shares, Class C Shares, Class I Shares and Class Y Shares of the Brookfield Real Assets Debt Fund (the “Real Assets Debt Fund Prospectus”), dated April 29, 2016.

Effective September 1, 2016, the Fund has eliminated its redemption fee.

All references in the Fund’s prospectus regarding the application of a redemption fee by the Fund are hereby deleted.

Please contact the Fund at 1-855-244-4859 if you have any questions.

Please retain this Supplement for reference.